Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 29, 2021	Feb. 10, 2020	Dec. 30, 2019	Sep. 30, 2019	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Founder shares, description								Assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares.
Aggregate principal amount				$ 150,000
Promissory note outstanding							$ 80,808
Repaid promissory note							$ 124,148
Promissory note, non-interest bearing, description				(i) September 1, 2020, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determined not to proceed with the Initial Public Offering. At December 31, 2019, $80,808 was outstanding under the Promissory Note. The outstanding amount of $124,148 was repaid at the closing of the Initial Public Offering on February 6, 2020.
Working capital loans								$ 1,500,000
Business combination entity price								$ 10.00
Business combination executive officers						$ 47,983,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Business combination executive officers								$ 10,000
Service fees								110,000
Accrued expenses								10,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Accrued expenses								110,000
Business Combination vice president								10,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate amount advances from sponsor								$ 353,994
Related party loans, description								(i) 150,000 shares of the Company's common stock and (ii) warrants to purchase 75,000 shares of common stock at an exercise price of $11.50 per share, subject to adjustment).
Convertible Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 1,500,000
Related party loans, description	an affiliate of the Sponsor had advanced the Company an aggregate amount of $353,994. Subsequently, on January 29, 2021 the Company entered into a convertible promissory note agreement with this affiliate (the "Noteholder") pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000 (the "Convertible Promissory Note"). Subsequent to January 29, 2021, the Company drew down the remaining amount available for borrowing under the Convertible Promissory Note.
Common stock issued upon conversion	150,000
Warrants exercisable	75,000
Warrants exercise price	$ 11.50
Founder [Member]
Related Party Transaction [Line Items]
Sponsor purchased, shares					5,750,000
Common stock aggregate price					$ 25,000
Sponsor contributed aggregate shares			718,750
Dividend per shares of common stock outstanding			$ 0.2
Founder shares outstanding			6,037,500
Sponsor forfeiture shares		787,500	787,500
Sponsor collectively own percentage			20.00%
Founder shares, description			The Company’s capital for no additional consideration and in February 2020, the Company effected a dividend of 0.2 shares of common stock for each share of common stock outstanding, resulting in there being an aggregate of 6,037,500 Founder Shares outstanding